Share-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 12,319	$ 12,596	$ 11,473
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,149	952	801
Non-Vested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 11,170	$ 11,644	$ 10,672